Segment information	12 Months Ended
Dec. 31, 2021
Segment Information
Segment information

5.4	Segment information

The Company’s Management Board, as its chief operating decision maker, considers the operational business from a product rather than geographic perspective and has identified four reportable segments. Key performance indicators include revenue and operating profitability.

As at January 1, 2021, the following changes were implemented into the Group’s segment reporting structure.

-	Given the materiality of the Group’s COVID-19 business, a separate segment was introduced covering all activities related to the development, manufacturing, and distribution of the SARS-CoV-2 vaccine candidate.

The individual segments consist of the following:

●	“Commercialized products” (marketed vaccines, currently the Group’s vaccines IXIARO and DUKORAL as well as third-party products)

●	“COVID” (development, manufacturing, and distribution related to Valneva’s SARS-CoV-2 vaccine candidate)

●	“Vaccine candidates” (proprietary research and development programs aiming to generate new approvable products in order to generate future cash flows from product sales or from commercialization through partnering with pharmaceutical companies, excluding COVID-19 vaccine candidates, which is presented separately). With the transfer of the license of Valneva’s VLA15 Lyme vaccine candidate to Pfizer in December 2020, all related revenues and costs were moved from the “Vaccine candidates” segment to the “Technologies and services” segment.

●	“Technologies and services” (services and inventions at the commercialization stage, i.e. revenue generating through collaborations, service, and licensing agreements). With the transfer of the license of Valneva’s VLA15 Lyme vaccine candidate to Pfizer in December 2020, all related revenues and costs were moved from the “Vaccine candidates” segment to the “Technologies and services” segment.

As at January 1, 2021, the Group changed its internal reporting process and amended the following allocation rule: general and administrative (G&A) costs were allocated to the four operational segments based on three key criteria (each equally weighted): 1) Revenues, 2) R&D spend and 3) full-time equivalent personnel (FTEs). The allocation of local G&A spend is based on the above criteria measured on local level, whereas the allocation of global functional G&A spend is based on global key criteria. The Group also monitors G&A spend dedicated to corporate projects and any project which is 1) material in spend, 2) one-time in nature, and 3) supports the entire business remains reported under “Corporate Overhead”. In 2021 the major items included in “Corporate Overhead” were costs related to the placement of new shares on Nasdaq in May and November 2021.

Segment reporting information for earlier periods has been restated to conform to these changes.

5.4.1	Income statement by segment

Income statement by segment for the year ended December 31, 2019

€ in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Corporate Overhead	Total
Product sales	129,511	—	—	—	—	129,511
Other Revenues	163	—	(10,516)	7,038	—	(3,315)
Revenues	129,674	—	(10,516)	7,038	—	126,196
Cost of goods and services	(47,789)	—	(1)	(4,991)	—	(52,781)
Research and development expenses	(3,928)	—	(32,864)	(1,229)	—	(38,022)
Marketing and distribution expenses	(22,930)	—	(895)	(261)	—	(24,145)
General and administrative expenses	(10,161)	—	(7,124)	(795)	(318)	(18,398)
Other income and expenses, net	7	—	7,709	484	(1,861)	6,338
Operating profit/(loss)	44,873	—	(43,691)	(245)	(2,238)	(811)

Income statement by segment for the year ended December 31, 2020

€ in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Corporate Overhead	Total
Product sales	65,938	—	—	—	—	65,938
Other Revenues	1	—	31,604	12,779	—	44,383
Revenues	65,939	—	31,604	12,779	—	110,321
Cost of goods and services	(41,830)	—	(3,305)	(9,167)	—	(54,302)
Research and development expenses	(2,711)	(18,962)	(62,140)	(640)	—	(84,454)
Marketing and distribution expenses	(17,554)	—	(638)	(72)	—	(18,264)
General and administrative expenses	(13,412)	(2,374)	(7,781)	(2,274)	(1,697)	(27,539)
Other income and expenses, net	1,101	1,578	14,073	117	2,248	19,117
Operating profit/(loss)	(8,466)	(19,759)	(28,189)	743	551	(55,120)

Income statement by segment for the year ended December 31, 2021

€ in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Corporate Overhead	Total
Product sales	62,984	—	—	—	—	62,984
Other Revenues	18	253,314	3,257	28,512	—	285,101
Revenues	63,002	253,314	3,257	28,512	—	348,086
Cost of goods and services	(40,017)	(122,843)	—	(25,061)	—	(187,920)
Research and development expenses	(2,094)	(113,907)	(53,181)	(4,101)	—	(173,283)
Marketing and distribution expenses	(18,455)	(1,182)	(3,811)	(194)	—	(23,642)
General and administrative expenses	(6,102)	(23,003)	(8,323)	(5,495)	(4,684)	(47,606)
Other income and expenses, net	2,196	11,546	7,033	2,458	(257)	22,976
Operating profit/(loss)	(1,469)	3,927	(55,025)	(3,881)	(4,941)	(61,390)

5.4.2	Geographical segments

In presenting information on the basis of geographical segments, segment revenue is based on the final location where Valneva’s distribution partner sells the product or where the customer/partner is located. Segment assets are based on the geographical location of the assets.

Product sales per geographical segment

€ in thousand	Year ended December 31,
	2021	2020	2019
United States	40,339	36,414	63,700
Canada	4,226	8,965	24,396
Austria	9,341	3,333	2,668
United Kingdom	2,707	1,847	8,594
Nordics	2,436	2,866	11,027
Germany	726	7,060	10,345
Other Europe	3,075	2,068	4,961
Rest of World	134	3,384	3,819
Product sales	62,984	65,938	129,511

Non-current operating assets per geographical segment

€ in thousand	As at December 31,
	2021	2020
United States	66	93
Canada	239	98
Austria	61,237	58,896
Nordics	53,020	27,540
United Kingdom	87,387	21,977
Other Europe	4,582	4,958
Non-current assets	206,531	113,562

Non-current operating assets for this purpose consist of intangible assets, right of use assets and property, plant and equipment. The main non-current operating assets are allocated on sites where production and research and development activities are performed. Sales activities by distribution sites do not require major non-current operating assets. Revenues are structured where the final customer is. In some countries there are customers, but no assets.

5.4.3	Information about major customers

Product sales to the largest customer amounted to €41.8 million (2020: €33.8 million, 2019: €46.7 million). Other revenues from the largest customer amounted to €253.3 million (2020: two largest customers with revenues €31.6 million and €7.5 million, 2019: two largest customers with revenues €4.1 million and €0.8 million). There were no further customers with a contribution exceeding 10% of the annual revenue.